Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 5,908	$ 7,657	$ 8,465
Net (gains) losses on sales of securities	626	1,170	881
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	10,498	10,531	12,691
Proceeds from sale of securities	44,976	66,263	42,348
Securities available for sale: Purchases	(50,565)	(74,426)	(84,589)
Proceeds from Stock Options Exercised	441	691	575
Excess Tax Benefit from Share-based Compensation, Financing Activities	16	17	39
ESOP purchase of shares from treasury stock	146	150	146
Acquisition of treasury stock	(127)	(179)	(319)
Cash dividends paid	(4,527)	(4,370)	(4,155)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	33,380	(10,709)	35,534
Net Increase (Decrease) in Cash and Cash Equivalents	(2,366)	4,513	(4,432)
CASH AND CASH EQUIVALENTS - BEGINNING	12,376	7,863	12,295
CASH AND CASH EQUIVALENTS - ENDING	10,010	12,376	7,863
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	5,908	7,657	8,465
Undistributed earnings of bank subsidiary	(1,533)	(3,502)	(4,419)
Other, net	19	(177)	247
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	4,356	4,332	3,799
Proceeds from Stock Options Exercised	441	691	575
Excess Tax Benefit from Share-based Compensation, Financing Activities	16	17	39
ESOP purchase of shares from treasury stock	146	150	146
Acquisition of treasury stock	(127)	(179)	(319)
Cash dividends paid	(4,527)	(4,370)	(4,155)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(4,051)	(3,691)	(3,714)
Net Increase (Decrease) in Cash and Cash Equivalents	305	641	85
CASH AND CASH EQUIVALENTS - BEGINNING	1,846	1,205	1,120
CASH AND CASH EQUIVALENTS - ENDING	$ 2,151	$ 1,846	$ 1,205